Financial assets and liabilities - Hierarchy of fair value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments classification
Financial assets	$ 2,222	$ 2,101
Financial liabilities	5,307	3,510
Level 1
Financial instruments classification
Financial assets	1,528	1,552
Level 2
Financial instruments classification
Financial assets	676	525
Financial liabilities	5,288	3,390
Level 3
Financial instruments classification
Financial assets	18	24
Financial liabilities	19	120
Derivative financial instruments (note 19)
Financial instruments classification
Financial liabilities	1,017	401
Derivative financial instruments (note 19) | Level 2
Financial instruments classification
Financial liabilities	998	281
Derivative financial instruments (note 19) | Level 3
Financial instruments classification
Financial liabilities	19	120
Participative stockholders' debentures
Financial instruments classification
Financial liabilities	3,413	2,584
Participative stockholders' debentures | Level 2
Financial instruments classification
Financial liabilities	3,413	2,584
Financial guarantees
Financial instruments classification
Financial liabilities	877	525
Financial guarantees | Level 2
Financial instruments classification
Financial liabilities	877	525
Short-term investments
Financial instruments classification
Financial assets	771	826
Short-term investments | Level 1
Financial instruments classification
Financial assets	771	826
Accounts receivable
Financial instruments classification
Financial assets	494	77
Accounts receivable | Level 2
Financial instruments classification
Financial assets	494	77
Derivative financial instruments (note 19)
Financial instruments classification
Financial assets	200	472
Derivative financial instruments (note 19) | Level 2
Financial instruments classification
Financial assets	182	448
Derivative financial instruments (note 19) | Level 3
Financial instruments classification
Financial assets	18	24
Investments in equity securities
Financial instruments classification
Financial assets	757	726
Investments in equity securities | Level 1
Financial instruments classification
Financial assets	$ 757	$ 726